                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02979

Morgan Stanley Tax - Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

--------------------------------------------------------------------------------

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 2004 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                         COUPON      MATURITY
       THOUSANDS                                                                          RATE         DATE               VALUE
----------------------------------------------------------------------------------------------------------------------------------

                  TAX- EXEMPT MUNICIPAL BONDS (94.1%)
                  General Obligation  (12.1%)
                  North Slope Borough, Alaska,
        $15,000       Ser 1995 A (MBIA)                                                0.00%        06/30/06          $14,471,850
          4,000       Ser 2000 B (MBIA)                                                 0.00        06/30/09            3,456,200
          9,500       Ser 1999 A (MBIA)                                                 0.00        06/30/10            7,794,940
         25,000       Ser 2000 B (MBIA)                                                 0.00        06/30/11           19,544,000
          5,000   California, Various Purpose dtd 04/01/02                              6.00        04/01/19            5,967,100
          2,000   Los Angeles Unified School District, California, 1997                 5.00        07/01/23            2,061,800
                      Ser B (FGIC)
                  Connecticut,
          4,000       College Savings 1989 Ser A                                        0.00        07/01/08            3,639,840
          5,000       Refg 2002 Ser E Ser PA 1056 B RITES (FSA)                   9.082[+/+]        11/15/11            6,473,800
         15,000       Refg 2002 Ser E Ser PA 1056 A RITES (FSA)                   9.082[+/+]        11/15/13           19,452,450
                  Chicago, Illinois
          5,000       Refg Ser 1995 A-2 (Ambac)                                         6.25        01/01/14            6,010,500
          2,000       Refg 2001 A (MBIA)                                               0.00#        01/01/17            1,631,520
         10,300       Neighborhoods Alive 21 (FGIC)                                    5.375        01/01/26           10,938,394
                  Chicago Board of Education, Illinois,
          1,000       Ser 2001 C (FSA)                                                  5.50        12/01/18            1,128,500
          3,000       Ser 2001 C (FSA)                                                  5.00        12/01/26            3,065,970
          4,280   Chicago Park District, Illinois, Ser 2004 A (Ambac) (WI)              5.00        01/01/26            4,401,167
          3,000   Clark County, Nevada, Transportation Ser 1992 A (Ambac)               6.50        06/01/17            3,751,470
          5,000   New York State, Refg Ser 1995 B                                       5.70        08/15/10            5,212,950
         10,000   North Carolina, Public School Building Ser 1999                       4.60        04/01/17           10,494,900
         10,000   South-Western City School District, Ohio, Ser 1999 (Ambac)            4.75        12/01/19           10,452,100
                  Pennsylvania,
          5,000       RITES PA - 1112 A (MBIA)                                    8.072[+/+]        01/01/18            5,758,300
          5,000       RITES PA - 1112 B (MBIA)                                    8.072[+/+]        01/01/19            5,700,050
                  Shelby County, Tennessee,
          5,000       Refg 1995 Ser A                                                  5.625        04/01/11            5,145,750
          1,000       Refg 1995 Ser A                                                  5.625        04/01/12            1,029,150
          4,000       Refg 1995 Ser A                                                  5.625        04/01/14            4,116,600
          -----                                                                                                         ---------
        158,080                                                                                                       161,699,301
        -------                                                                                                       -----------

                  Educational Facilities Revenue (2.8%)
          4,000   California Public Works Board, University of California
                      1993 Refg Ser A                                                   5.50        06/01/21            4,049,400
          1,000   University of Idaho, Student Fee Ser H (FGIC)                         5.25        04/01/31            1,045,140
          7,000   Indiana University, Student Fee Ser K (MBIA)                         5.875        08/01/20            7,359,730
          1,000   Purdue University, Indiana, Student Fee Ser Q                         5.75        07/01/15            1,136,060
          2,000   Maryland Health & Educational Facilities Authority, The
                      John Hopkins University Refg Ser 1998                            5.125        07/01/20            2,153,000
            400   Massachusetts Industrial Finance Agency, College of the Holy
                      Cross 1996 Issue (MBIA)                                           5.50        03/01/16              426,076
                  New York State Dormitory Authority,
          5,000       City University Ser 2000 A (Ambac)                               6.125        07/01/13            5,825,750
          2,000       State University 1990 Ser                                         7.50        05/15/13            2,575,520
          5,000       State University 1993 Ser                                         5.25        05/15/15            5,595,750
          2,500   Ohio State University, General Receipts Ser 1999 A                    5.80        12/01/29            2,777,725
          4,000   Delaware County Authority, Pennsylvania, Villanova University
          -----       Ser 1995 (Ambac)                                                  5.70        08/01/15            4,202,600
                                                                                                                        ---------
         33,900                                                                                                        37,146,751
         ------                                                                                                        ----------

                  Electric Revenue  (14.5%)
                  Salt River Project Agricultural Improvement & Power District,
                      Arizona,
         25,000       Refg 1993 Ser C (Secondary MBIA)                                  5.50        01/01/10           28,190,250
          2,500       Refg 2002 Ser A                                                   5.25        01/01/19            2,729,325
          9,000   Southern California Public Power Authority, Mead-Adelanto
                       1994 A (Ambac)                                              8.52[+/+]        07/01/15           11,119,050
         15,000   Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)          5.375        11/15/20           16,423,500
          9,550   Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA)       6.50        01/01/17           11,713,648
          5,000   Long Island Power Authority, New York, Ser 2000 A (FSA)               0.00        06/01/17            2,962,200

---------------------------------------------------------------------------------------------------------------------------------

                     North Carolina Municipal Power Agency,
             5,000       Catawba Ser 1998 A (MBIA)                                      5.50        01/01/15            5,713,600
             4,000       Catawba Ser 2003 A (MBIA)                                      5.25        01/01/19            4,349,720
            15,000   Puerto Rico Electric Power Authority, Power Ser O                  0.00        07/01/17            9,063,150
                     South Carolina Public Service Authority,
            10,000       1996 Refg Ser A (MBIA)                                         5.75        01/01/13           10,660,900
             5,000       Refg Ser 2002 D (FSA)                                          5.00        01/01/21            5,281,600
            15,000       1995 Refg Ser A (Ambac)                                        6.25        01/01/22           16,114,050
            10,000       2003 Refg Ser A (Ambac)                                        5.00        01/01/27           10,310,300
            10,000   Memphis, Tennessee, Ser 2003 A (MBIA)                              5.00        12/01/17           10,796,600
            10,500   San Antonio, Texas, Electric & Gas Refg Ser 1994 C            7.52[+/+]        02/01/06           11,276,685
            15,000   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)           5.75        07/01/19           16,566,450
             3,000   Chelan County Public Utility District #1, Washington, Hydro
                         Ser 1997 A (AMT)                                               5.60        07/01/32            3,122,130
             5,000   Grant County Public Utility District #2, Washington,
                         Refg Ser 2001 H (FSA)                                         5.375        01/01/18            5,523,850
             7,330   Seattle Municipal Light & Power, Washington,
                         Impr & Refg Ser 2001 (FSA)                                     5.50        03/01/18            8,157,191
             3,000   Washington Public Power Supply System, Proj #2
             -----       Refg Ser 1994 A (FGIC)                                         0.00        07/01/09            2,585,880
                                                                                                                        ---------
           183,880                                                                                                    192,660,079
           -------                                                                                                    -----------

                     Hospital Revenue  (6.6%)
             2,220   Birmingham-Carraway Special Care Facilities Financing Authority,
                         Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)    5.875        08/15/15            2,326,893
             5,000   Illinois Health Facilities Authority, Loyola University Health
                         Ser 2001 A                                                     6.00        07/01/21            5,206,100
             6,000   Maryland State Health & Higher Educational Facilities Authority,
                         Medstar Health Refg Ser 2004                                   5.50        08/15/33            6,070,260
            10,000   Missouri Health & Educational Facilities Authority,
                         Barnes-Jewish /Christian Health Ser 1993 A                     5.25        05/15/14           11,037,099
             3,000   University of Missouri, Health Ser 1996 A (Ambac)                  5.50        11/01/16            3,244,050
                     Henderson, Nevada,
            10,065       Catholic Health West 1998 Ser A                               5.375        07/01/26           10,057,653
             2,000       Catholic Health West 1998 Ser A                               5.125        07/01/28            1,924,120
                     New Jersey Health Care Facilities Financing Authority,
             2,000       St Barnabas Health Refg Ser 1998 B (MBIA)                      5.25        07/01/18            2,167,960
             9,000       Robert Wood Johnson University Hospital Ser 2000               5.75        07/01/25            9,717,660
            10,000   New York State Dormitory Authority, Memorial Sloan-Kettering
                        Cancer Center 2003 Ser I                                        5.00        07/01/34           10,160,100
             3,000   Erie County Hospital Facility, Ohio,  Firelands Regional
                         Medical Center Ser 2002                                       5.625        08/15/32            3,074,310
             5,000   Lorain County, Ohio, Catholic Health Ser 9 2001 A                  5.25        10/01/33            5,059,000
             5,000   Lehigh County General Purpose Authority, Pennsylvania,
                         St Luke's of Bethlehem Hospital Ser A 2003                    5.375        08/15/33            4,977,850
             2,350   Pennsylvania Higher Educational Facilities Authority,
                         University of Pennsylvania Ser A 1996                          5.75        01/01/22            2,406,142
             4,500   South Carolina Jobs Economic Development Authority, Palmetto
                         Health Alliance Refg Ser 2003 C                               6.875        08/01/27            4,959,135
             5,000   North Central Texas Health Facilities Development Corporation,
             -----        University Medical Center Inc Ser 1997 (FSA)                  5.45        04/01/15            5,260,350
                                                                                                                        ---------
            84,135                                                                                                     87,648,682
            ------                                                                                                     ----------

                     Industrial Development/Pollution Control Revenue  (4.5%)
             1,600   Hawaii Department of Budget & Finance, Hawaii Electric Co
                         Ser 1995 A (AMT) (MBIA)                                        6.60        01/01/25            1,635,024
             8,500   Massachusetts Industrial Finance Agency, Eastern Edison Co
                         Refg Ser 1993                                                 5.875        08/01/08            8,612,285
                     Michigan Strategic Fund,
            10,000       Detroit Edison Co Ser 1999 B (AMT)                             5.65        09/01/29           10,246,600
             1,000       Ford Motor Co Refg Ser 1991 A                                  7.10        02/01/06            1,058,250
                     New Jersey Economic Development Authority,
             6,000       Continental Airlines Inc Ser 1999 (AMT)                       6.625        09/15/12            5,320,440
             4,000       Continental Airlines Inc Ser 1999 (AMT)                        6.25        09/15/19            3,154,760
             2,500   Ohio Water Development Authority, Dayton Power & Light Co
                         Collateralized Refg 1992 Ser A                                 6.40        08/15/27            2,554,625
             5,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)    7.70        03/01/32            5,943,350
            10,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B
                         (AMT) (Mandatory Tender 11/01/11)                              5.75        05/01/30           10,632,400
            10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A     6.90        02/01/13           10,239,300
            ------                                                                                                     ----------
            58,600                                                                                                     59,397,034
            ------                                                                                                     ----------

---------------------------------------------------------------------------------------------------------------------------------

                     Mortgage Revenue - Multi-Family  (1.1%)
             7,000   New Jersey Housing Agency, 1995 Ser A (Ambac)                      6.00        11/01/14            7,213,151
                     New York City Housing Development Corporation, New York,
             3,710       Ruppert Project - FHA Ins Sec 223F                             6.50        11/15/18            3,900,827
             3,554       Stevenson Commons Project - FHA Ins Sec 223F                   6.50        05/15/18            3,736,967
             -----                                                                                                      ---------
            14,264                                                                                                     14,850,945
            ------                                                                                                     ----------

                     Mortgage Revenue - Single Family  (2.6%)
                     Alaska Housing Finance Corporation,
             2,000       Governmental 1995 Ser A (MBIA)                                5.875        12/01/24            2,061,620
            15,000       1997 Ser A (MBIA)                                              6.00        06/01/27           15,670,650
             2,440   California Housing Finance Agency, Home 1983 Ser B                 0.00        08/01/15              991,567
                     Colorado Housing & Finance Authority,
               300       1997 Ser B-2 (AMT)                                             7.00        05/01/26              301,674
               630       1998 Ser A-2 (AMT)                                             6.60        05/01/28              653,619
               425       1997 Ser C-2 (AMT)                                            6.875        11/01/28              427,036
             4,300   Hawaii Housing Finance & Development Corporation,
                         Purchase 1997 Ser A (AMT)                                      5.75        07/01/30            4,361,232
                30   Idaho Housing Agency, Ser 1988 D-2 (AMT)                           8.25        01/01/20               30,725
                     Chicago, Illinois,
               120       GNMA-Backed Ser 1997 A (AMT)                                   7.25        09/01/28              120,583
               230       GNMA-Backed Ser 1997 B (AMT)                                   6.95        09/01/28              231,063
                45   Massachusetts Housing Finance Agency, Housing Ser 21 (AMT)        7.125        06/01/25               45,045
               155   Minnesota Housing Finance Agency, Ser 1992 H (AMT)                 6.50        01/01/26              155,539
                     Missouri Housing Development Commission,
               550       Homeownership 1996 Ser C (AMT)                                 7.45        09/01/27              552,679
               250       Homeownership 1997 Ser A-2 (AMT)                               7.30        03/01/28              250,375
               860       Homeownership 1997 Ser C-1                                     6.55        09/01/28              876,030
               145       Homeownership 1998 Ser B-2 (AMT)                               6.40        03/01/29              145,626
               465       Homeownership Ser 2000 B-1 (AMT)                               7.45        09/01/31              468,743
             1,130   New Hampshire Housing Finance Authority, Mortgage Acquisition
                         2000 Ser B (AMT)                                               6.70        07/01/29            1,159,663
             5,235   Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)        6.10        09/01/28            5,375,874
               160   Oregon Housing & Community Service Department, Ser 2000 F
               ---       (AMT)                                                          6.25        07/01/28              160,605
                                                                                                                          -------
            34,470                                                                                                     34,039,948
            ------                                                                                                     ----------

                     Nursing & Health Related Facilities Revenue  (0.2%)
               470   Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003                     6.50##        01/01/29              459,848
               940   Kentucky Economic Development Financing Authority,
                         AHF/Kentucky-Iowa Inc Ser 2003                               6.50##        01/01/29              919,696
             1,710   Chester County Industrial Development Authority, Pennsylvania,
             -----       RHA/PA Nursing Home Inc Ser 1989                               8.50        05/01/32            1,712,257
                                                                                                                        ---------
             3,120                                                                                                      3,091,801
             -----                                                                                                      ---------

                     Public Facilities Revenue (2.6%)
             9,000   Arizona School Facilities Board, School Improvement Ser 2001       5.50        07/01/18           10,142,910
             2,000   North City West School Facilities Authority, California,
                         Community Dist #1 Special Tax Ser 1995 B (FSA)                 6.00        09/01/19            2,180,060
             2,500   Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                  5.50        10/01/17            2,818,075
             3,495   Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)              6.25        12/15/20            4,311,292
             4,000   Michigan, 525 Redevco Inc COPs (Ambac)                             5.50        06/01/27            4,307,320
                     Ohio Building Authority,
             5,000       1985 Ser C                                                     9.75        10/01/05            5,195,150
             5,000       2001 Ser A (FSA)                                               5.50        10/01/18            5,629,550
             -----                                                                                                      ---------
            30,995                                                                                                     34,584,357
            ------                                                                                                     ----------
                     Recreational Facilities Revenue  (2.4%)
                     Metropolitan Football Stadium District, Colorado,
             4,000       Sales Tax Ser 1999 A (MBIA)                                    0.00        01/01/10            3,345,600
             3,650       Sales Tax Ser 1999 A (MBIA)                                    0.00        01/01/11            2,910,839
             9,000   Mashantucket Western Pequot Tribe, Connecticut, 1997 Ser B (b)     5.75        09/01/27            9,257,220
            20,000   Metropolitan Pier & Exposition Authority, Illinois, Refg
                         Ser 2002 B (MBIA)                                           0.00###        06/15/22           11,405,600
             5,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                  5.25        12/01/32            5,223,850
             -----                                                                                                      ---------
            41,650                                                                                                     32,143,109
            ------                                                                                                     ----------

---------------------------------------------------------------------------------------------------------------------------------

                     Resource Recovery Revenue (0.4%)
             5,000   Northeast Maryland Waste Disposal Authority, Montgomery
             -----       County Ser 2003 (AMT) (Ambac)                                  5.50        04/01/16            5,485,100
                                                                                                                        ---------

                     Retirement & Life Care Facilities Revenue  (0.6%)
                     Riverside County Public Financing Authority, California,
             2,000       Air Force Village West Inc COPs                                5.75        05/15/19            2,073,280
             3,900       Air Force Village West Inc COPs                                5.80        05/15/29            3,955,107
             -----                                                                                                      ---------
             5,900                                                                                                      6,028,387
             -----                                                                                                      ---------

                     Tax Allocation Revenue  (0.4%)
             5,000   Rosemead Redevelopment Agency, Project # 1
             -----       Ser 1993 A                                                     5.60        10/01/33            5,029,050
                                                                                                                        ---------

                     Transportation Facilities Revenue  (19.7%)
             5,000   California Infrastructure & Economic Development Bank, Bay Area
                         Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)    5.00        07/01/36            5,108,050
             5,000   San Francisco Bay Area Rapid Transit District, California,
                         Sales Tax Ser 1998 (Ambac)                                     4.75        07/01/23            5,078,900
                     E-470 Public Highway Authority, Colorado,
            15,000       Ser 1997 B (MBIA)                                              0.00        09/01/14            9,970,500
             5,000       Ser 1997 B (MBIA)                                              0.00        09/01/16            2,979,750
            10,000   Metropolitan Washington Airport Authority, District of
                         Columbia & Virginia, Ser 2001A (AMT) (MBIA) ++                 5.50        10/01/27           10,568,800
             8,500   Jacksonville, Florida, Transportation Ser 2001 (MBIA)              5.00        10/01/26            8,683,685
             7,605   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
                         Refg Ser 1993 A (Ambac)                                        5.85        10/01/13            8,402,612
                     Atlanta, Georgia,
             5,000       Airport Ser 2000 (FGIC)                                       5.875        01/01/17            5,690,500
             5,000       Airport Ser 2004 C (FSA)                                       5.00        01/01/33            5,117,900
             3,460   Hawaii, Airport 2000 Ser B (AMT) (FGIC)                           6.625        07/01/17            3,998,134
             8,000   Chicago, Illinois, O'Hare Int'l Airport 3rd Lien Ser 2003 B-2
                         (AMT) (FSA)                                                    5.75        01/01/24            8,739,920
             6,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)   5.75        06/01/21            7,158,480
                     Kentucky Turnpike Authority,
             9,000       Economic Development Road Refg Ser 1995 (Ambac)                6.50        07/01/08           10,293,660
             3,500       Resource Recovery Road 1987 Ser A BIGS                         8.50        07/01/06            3,893,295
            30,000       Resource Recovery Road 1987 Ser A                              5.00        07/01/08           30,100,499
             8,295   Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA)        5.55        01/01/17            8,367,167
             4,140   Missouri Highways & Transportation Commission, Ser A 2001         5.125       02/01/19            4,446,153
             5,000   Clark County, Nevada, Airport System Sub Lien Ser 2004 (AMT)
                         (FGIC)                                                         5.50        07/01/23            5,376,500
             5,000   Nevada Department of Business & Industry, Las Vegas Monorail
                         1st Tier Ser 2000 (Ambac)                                     5.375        01/01/40            5,171,550
                     New Jersey Turnpike Authority,
            10,000       Ser 2003 A (FGIC)                                              5.00        01/01/27           10,332,200
             3,000       Ser 2003 A (Ambac)                                             5.00        01/01/30            3,082,200
             6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)      6.375        07/01/15            7,347,555
                     Metropolitan Transportation Authority, New York,
             1,460       Service Contract Ser 2002 A (MBIA)                             5.50        01/01/20            1,640,763
             5,000       Service Contract Ser 2002 B (MBIA)                             5.50        07/01/24            5,458,800
            10,000       Transportation Refg Ser 2002 A (Ambac)                         5.50        11/15/18           11,377,600
            20,970   Port Authority of New York & New Jersey, Cons 135th Ser (XLCA)++   5.00        09/15/28           21,574,565
            10,000   Puerto Rico Highway & Transportation Authority, Refg Ser X         5.50        07/01/15           11,407,800
            10,000   South Carolina Transportation Infrastructure Bank, Ser 1999 A
                         (Ambac)                                                        5.50        10/01/16           11,382,000
             9,090   Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)         6.125        11/15/25            9,648,490
                     Dallas Fort Worth International Airport, Texas,
             4,000       Refg Ser 1995 (FGIC)                                          5.625        11/01/15            4,151,120
            10,000       Ser A (AMT) (FSA)                                              5.25        11/01/24           10,421,300
             5,000   Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)           5.875        07/01/17            5,539,450
             -----                                                                                                      ---------
           253,615                                                                                                    262,509,898
           -------                                                                                                    -----------

                     Water & Sewer Revenue  (11.8%)
             2,000   San Francisco Public Utilities Commission,
                         Water 1996 Ser A                                               5.00        11/01/21            2,050,740
             4,000   Atlanta, Georgia, Water and Wastewater Ser 2004 (FSA)              5.00        11/01/24            4,178,720
             5,000   Augusta, Georgia, Water & Sewer Ser 2000 (FSA)                     5.25        10/01/26            5,254,050
             5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)           4.75        01/01/28            5,012,150
             8,000   Indiana Bond Bank, Revolving Fund Ser 2001A                       5.375        02/01/19            8,839,280

---------------------------------------------------------------------------------------------------------------------------------

             8,000   Indianapolis, Local Public Improvement Bond Bank, Indiana,
                         Water Works Ser 2002 A (MBIA)                                 5.125        07/01/27            8,289,680
             2,700   Kansas Development Finance Authority, Public Water Supply
                         Ser 2000-2 (Ambac)                                             5.75        04/01/17            3,077,271
             5,000   Louisville & Jefferson County Metropolitan Sewer District,
                         Kentucky, Ser 1998 A (FGIC)                                    4.75        05/15/28            5,005,350
             6,000   Boston Water & Sewer Commission, Massachusetts 1998 Ser D
                         (FGIC)                                                         4.75        11/01/22            6,106,860
             4,925   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)          5.25        07/01/33            5,147,906
             9,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)    5.00        12/01/19            9,702,630
             2,995   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)           5.00        01/01/23            3,091,080
             5,000   Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)         5.25        06/01/28            5,287,450
                     Metropolitan Government of Nashville & Davidson County, Tennessee,
             2,000       Refg 1986                                                      5.50        01/01/16            2,005,720
             5,000       Refg Ser 1998 A (FGIC)                                         4.75        01/01/22            5,086,850
             7,100   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)            5.75        05/15/17            8,063,967
                     Houston, Texas,
            20,000       Utility System Revenue, First Lien Ser A                       5.25        05/15/22           21,589,999
             5,000       Utility System Revenue, 1st Lien Ser A                         5.25        05/15/25            5,320,200
                     San Antonio, Texas,
             1,000       Water & Refg Ser 2002 (FSA)                                    5.50        05/15/19            1,122,550
             5,000       Water & Refg Ser 2002 (FSA)                                    5.00        05/15/28            5,088,500
             5,000   Tarrant Regional Water District, Texas, Water Ser 2002  (FSA)     5.375        03/01/16            5,553,200
             1,300   Wichita Falls, Texas, Water & Sewer Ser 2001 (Ambac)              5.375        08/01/24            1,399,957
            10,000   Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)           5.00        01/15/33           10,167,300
                     Seattle, Washington,
            10,000       Water System Refg 2003 (MBIA)                                  5.00        09/01/20           10,624,100
            10,000       Water System Refg  2003 (MBIA)                                 5.00        09/01/23           10,427,100
            ------                                                                                                     ----------
           149,020                                                                                                    157,492,610
           -------                                                                                                    -----------

                     Other Revenue  (2.5%)
            10,000   California Economic Recovery Ser 2004 A                            5.00        07/01/16           10,717,500
                     New York City Transitional Finance Authority, New York,
             7,000       Refg 2003 Ser D (MBIA)                                         5.25        02/01/21            7,576,030
             8,000       Refg 2003 Ser A                                                5.50        11/01/26            9,033,600
             5,000   New York Local Government Assistance Corporation, Ser 1993 C       5.50        04/01/17            5,756,200
             -----                                                                                                      ---------
            30,000                                                                                                     33,083,330
            ------                                                                                                     ----------

                     Refunded  (9.3%)
             9,000   Los Angeles Convention & Exhibition Center Authority,
                         California, Ser 1985 COPs                                      9.00        12/01/05+           9,766,530
             5,000   Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac)             5.50        12/01/10+           5,734,850
             2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)               6.875        10/01/22            3,316,500
               800   Northern Palm Beach County Improvement District, Florida, Water
                         Control & Impr #9A Ser 1996 A (ETM)                            6.80        08/01/06              848,584
             8,000   Hawaii, 1999 Ser CT (FSA)                                         5.875        09/01/09+           9,231,920
             5,000   Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A   6.00        07/01/06+           5,447,850
                     Massachusetts,
            10,000        2000 Ser C (original maturity 10/01/14)                       5.75        10/01/10+          11,426,600
            10,000        2000 Ser C (original maturity 10/01/19)                       5.75        10/01/10+          11,426,600
             2,500   Massachusetts, Health & Educational Facilities Authority, Malden
                          Hospital - FHA Ins Mtge Ser A                                 5.00        08/01/10+           2,701,625
                     New Jersey Highway Authority,
             7,000       Senior Parkway 1999 Ser                                       5.625        01/01/10+           8,010,660
            10,000       Senior Parkway 2001 Ser (FGIC)                                 5.25        01/01/12+          11,265,300
                     New York State Dormitory Authority,
             7,800       State University Ser 2000 B                                   5.375        05/15/10+           8,881,470
            12,175       Suffolk County Judicial Ser 1986 (ETM)                        7.375        07/01/16           15,045,500
                     Charlotte, North Carolina,
             4,000       Water & Sewer Ser 2000 (original maturity 06/01/19)            5.75        06/01/10+           4,623,120
             4,000       Water & Sewer Ser 2000 (original maturity 06/01/20)            5.75        06/01/10+           4,623,120
             5,000       Water & Sewer Ser 2000                                         5.25        06/01/10+           5,649,100
             5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)              5.00        06/01/15            5,532,650
             -----                                                                                                      ---------
           107,775                                                                                                    123,531,979
           -------                                                                                                    -----------

         1,199,404   TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $1,141,062,244)                                         1,250,422,361
         ---------                                                                                                  -------------

---------------------------------------------------------------------------------------------------------------------------------

                     SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (4.9%)
             1,900   California Department of Water Resources, Power Supply Ser B
                         (Demand 10/01/04)                                              1.71*       05/01/22            1,900,000
            18,350   Connecticut Health & Educational Facilities Authority, Yale
                         University Ser V-2 (Demand 10/01/04)                           1.80*       07/01/36           18,350,000
             6,200   Idaho Health Facilities Authority, St Luke's Regional Medical
                         Center Ser 2000 (FSA) (Demand 10/01/04)                        1.70*       07/01/30            6,200,000
            11,705   Indiana Health Facility Financing Authority, Clarian Health
                         Obligated Group Ser 2000 B (Demand 10/01/04)                   1.70*       03/01/30           11,705,000
             4,300   New York City Transitional Finance Authority, Recovery Fiscal
                          2003 Ser 1 Subser 10 (Demand 10/01/04)                        1.71*       11/01/22            4,300,000
            13,700   University of North Carolina, Hospitals at Chapel Hill Ser
                          2001 A (Demand 10/01/04)                                      1.66*       02/15/31           13,700,000
             9,600   Harris County Health Facilities Development Corporation,
             -----       Texas, Methodist Hospital Ser 2002 (Demand 10/01/04)           1.72*       12/01/32            9,600,000
                                                                                                                       ---------

            65,755   TOTAL SHORT-TERM TAX- EXEMPT MUNICIPAL OBLIGATIONS (COST $65,755,000)                             65,755,000
            ------                                                                                                     ----------

        $1,265,159   TOTAL INVESTMENTS (COST $1,206,817,244) (B)                        99.0%                       1,316,177,361
        =========
                     OTHER ASSETS IN EXCESS OF LIABILITIES                                1.0                          13,838,611
                                                                                          ---                          ----------

                     NET ASSETS                                                        100.0%                      $1,330,015,972
                                                                                       ======                      ==============

--------------------------
   AMT            Alternative Minimum Tax.

   BIGS           Bond Income Growth Securities.

   COPs           Certificates of Participation.

   ETM            Escrowed to maturity.

  RITES           Residual Interest Tax-Exempt Securities.

    WI            Security purchased on a when-issued basis.

    +             Prerefunded to call date shown.

   ++             Joint exemption in locations shown.

  [+/+]           Current coupon rate for inverse floating rate municipal
                  obligations. Rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $59,780,335 which represents 4.5% of net assets.

   #              Currently a zero coupon security; will convert to 5.38% on
                  January 1, 2011.

   ##             Currently a 6.50% coupon security; will convert to 8.00% on
                  January 1, 2009.

  ###             Currently a zero coupon security; will convert to 5.65% on
                  June 15, 2017.

   *              Current coupon of variable rate demand obligation.

  (a)             Resale is restricted to qualified institutional investors.

  (b)             The aggregate cost for federal income tax purposes
                  approximates the aggregate cost for book purposes. The
                  aggregate gross unrealized appreciation is $111,200,428 and the aggregate gross unrealized depreciation is $1,840,312, resulting in net unrealized appreciation of $109,360,116.

Bond Insurance:
---------------
   Ambac          Ambac Assurance Corporation.

 Connie Lee       Connie Lee Insurance Company - A wholly owned subsidiary of
                  Ambac Assurance Corporation.

    FHA           Federal Housing Administration.

   FGIC           Financial Guaranty Insurance Company.

    FSA           Financial Security Assurance Inc.

   MBIA           Municipal Bond Investors Assurance Corporation.

   XLCA           XL Capital Assurance Inc.

--------------------------------------------------------------------------------

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                 BASED ON MARKET VALUE AS PERCENT OF NET ASSETS

Alabama                                                               0.2%
Alaska                                                                4.7
Arizona                                                               3.1
California                                                            5.4
Colorado                                                              3.2
Connecticut                                                           4.3
Dist of Columbia                                                      0.8
Florida                                                               1.8
Georgia                                                               2.8
Hawaii                                                                1.9
Idaho                                                                 0.5
Illinois                                                              4.8
Indiana                                                               2.8
Iowa                                                                  0.0
Kansas                                                                0.2
Kentucky                                                              3.8
Maryland                                                              1.0
Massachusetts                                                         3.7
Michigan                                                              1.6
Minnesota                                                             0.0
Missouri                                                              1.6
Nevada                                                                2.0
New Hampshire                                                         0.1
New Jersey                                                            6.9
New Mexico                                                            0.6
New York                                                              9.8
North Calolina                                                        3.7
Ohio                                                                  3.6
Oregon                                                                0.0
Pennsylvania                                                          1.9
Puerto Rico                                                           1.5
South Carolina                                                        4.8
Tennessee                                                             2.1
Texas                                                                 9.1
Utah                                                                  1.7
Virginia                                                              1.6
Washington                                                            3.0
Wisconsin                                                             0.8
Joint exemptions*                                                    (2.4)
                                                                    -----
                                              Total                  99.0%
                                                                    =====

--------
* Joint exemptions have been included in each geographic location.

--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

--------------------------------------------------------------------------------

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

--------------------------------------------------------------------------------
                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax - Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                          /s/ Ronald E. Robison
                                          Ronald E. Robison
                                          Principal Executive Officer

--------------------------------------------------------------------------------
                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax - Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                    /s/ Francis Smith
                                    Francis Smith
                                    Principal Financial Officer

--------------------------------------------------------------------------------
                                       5